LEGAL SETTLEMENTS	6 Months Ended
Jun. 30, 2015
Legal [Abstract]
Legal [Textblock]

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Legal settlements and loss contingencies for the six months ended June 30, 2015 were $611 million, compared to $55 million in 2014. The expenses in 2015 were related to $680 million in additional reserves related to the settlement of the modafinil antitrust litigation, partially offset by insurance proceeds relating to the settlement of the pantoprazole patent litigation.